Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Compensation to Key Management Personnel

Compensation to key management personnel was comprised of:

	2019	2018
Salaries and other short-term benefits	15	19
Share-based compensation	31	53
Post-employment benefits	3	3
Termination benefits	12	23
	61	98